Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
Total	$ (401,576)
2024	(55,798)
2025	(112,661)
2026	(98,014)
2027	(30,204)
2028	(30,287)
2029 and thereafter	(74,612)
Charter-in expense newbuilding vessels [Member]
Other Commitments [Line Items]
Total	(212,877)	[1]
2024	(17,366)	[1]
2025	(30,204)	[1]
2026	(30,204)	[1]
2027	(30,204)	[1]
2028	(30,287)	[1]
2029 and thereafter	(74,612)	[1]
Vessel BWTS and ESD [Member]
Other Commitments [Line Items]
Total	(11,199)	[2]
2024	(10,032)	[2]
2025	(807)	[2]
2026	(360)	[2]
2027	0	[2]
2028	0	[2]
2029 and thereafter	0	[2]
New Building Vessels [Member]
Other Commitments [Line Items]
Total	(177,500)	[3]
2024	(28,400)	[3]
2025	(81,650)	[3]
2026	(67,450)	[3]
2027	0	[3]
2028	0	[3]
2029 and thereafter	$ 0	[3]

[1]	The amounts represent minimum contractual charter-in payments, to be made from the delivery date of the six charter-in newbuilding vessels, expected in 2024 and until the end of their lease term (Note 1).
[2]	The amounts represent the Company’s commitments as of December 31, 2023 for installation of BWTS and ESD on its vessels to comply with environmental regulations.
[3]	The amounts represent the Company’s commitments as of December 31, 2023 for the five vessels under construction (Note 5).